UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Eaton Vance Alabama Municipals Fund                                                                                             as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.0%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.8%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,069,370
		$1,069,370
Escrowed / Prerefunded — 4.1%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,344,875
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,072,040
		$2,416,915
General Obligations — 2.0%
$1,125	Huntsville, 5.25%, 5/1/31	$1,192,455
		$1,192,455
Hospital — 8.3%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39 (1)	$1,778,245
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	767,370
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	407,308
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,056,810
825	Oneonta Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	891,091
		$4,900,824
Industrial Development Revenue — 6.2%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$617,730
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,056,300
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	792,525
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,188,838
		$3,655,393
Insured-Education — 15.1%
$2,000	Alabama State University, (XLCA), 4.625%, 8/1/36	$1,987,200
750	Auburn University, (MBIA), 5.00%, 6/1/26	769,245
1,110	Montgomery, Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,192,384
2,000	University of Alabama, (XLCA), 4.50%, 7/1/36	1,944,580
4,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	3,026,610
		$8,920,019

1

Insured-Electric Utilities — 1.8%
$495	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)	$521,199
525	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	535,678
		$1,056,877
Insured-Escrowed/Prerefunded — 13.3%
$2,500	Birmingham, Waterworks and Sewer Board, (MBIA), Prerefunded to 1/1/13, 5.25%, 1/1/33 (2)	$2,667,150
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	475,407
555	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	585,059
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	480,748
1,000	Huntsville, Health Care Authority, (MBIA), Prerefunded to 5/14/12, 5.40%, 6/1/22	1,082,750
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/27	2,141,488
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	386,215
		$7,818,817
Insured-General Obligations — 16.2%
$1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,561,080
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,109,560
2,000	Homewood, (FSA), 4.25%, 9/1/31 (3)	1,888,440
500	Mobile, General Obligation Unlimited Warrants, (AMBAC), 5.00%, 2/15/30	522,760
1,000	Montgomery, (XLCA), 4.375%, 2/1/31	960,040
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,051,250
700	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27 (4)(5)	807,366
675	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	644,544
		$9,545,040
Insured-Hospital — 9.9%
$3,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32 (6)	$3,072,570
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,538,310
1,190	Marshall County, Health Care Authority, (AMBAC), 4.75%, 2/1/33	1,195,891
		$5,806,771

2

Insured-Lease Revenue / Certificates of Participation — 6.7%
$1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	$1,227,538
500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	522,485
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)	1,313,200
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	889,743
		$3,952,966
Insured-Special Tax Revenue — 1.9%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$1,127,485
		$1,127,485
Insured-Transportation — 3.0%
$1,090	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$1,059,654
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	691,970
		$1,751,624
Insured-Utilities — 1.7%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$1,020,480
		$1,020,480
Insured-Water and Sewer — 13.1%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,210,765
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	785,696
550	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	579,788
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	255,571
1,640	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	1,574,056
1,000	Opelika, Water Works Board Utility Revenue, (FSA), 5.125%, 6/1/31	1,041,790
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,241,748
		$7,689,414
Lease Revenue/Certificates of Participation — 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$506,100
		$506,100
Total Tax-Exempt Investments — 106.0% (identified cost $59,819,445)		$62,430,550
Other Assets, Less Liabilities — (6.0)%		$(3,523,888)
Net Assets — 100.0%		$58,906,662

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 78.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 14.2% to 27.7% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	When-issued security.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $807,366 or 1.4% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at May 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/07	47 U.S. Treasury Bond	Short	$(5,127,711)	$(5,128,875)	$(1,164)
09/07	13 U.S. Treasury Note	Short	$(1,393,088)	$(1,382,875)	$10,213
					$(9,049)

Interest Rate Swaps

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,450,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap

4

contract begin interest payment accruals. The value of the contract, which terminates on August 7, 2037, is recorded as a receivable for open swap contracts of $27,140 at May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,128,415
Gross unrealized appreciation	$2,829,395
Gross unrealized depreciation	(167,260)
Net unrealized appreciation	$2,662,135

5

Eaton Vance Arkansas Municipals Fund                                                                                            as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.5%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$1,023,180
		$1,023,180
Electric Utilities — 2.5%
$500	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$534,685
250	Puerto Rico Electric Power Authority, Drivers, Variable Rate, 6.99%, 7/1/25 (1)(2)	282,887
750	Puerto Rico Electric Power Authority, Drivers, Variable Rate, 6.99%, 7/1/37 (1)(2)	835,680
		$1,653,252
Escrowed / Prerefunded — 4.4%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$541,915
750	Baxter County, Community Hospital District, Prerefunded to 9/1/09, 5.625%, 9/1/28	779,287
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	783,045
750	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	804,030
		$2,908,277
General Obligations — 6.0%
$1,500	Arkansas, 4.75%, 6/1/29	$1,540,275
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,085,600
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	358,900
		$3,984,775
Hospital — 7.8%
$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$817,704
500	Baxter County, Hospital Revenue, 4.625%, 9/1/28	481,615
500	Baxter County, Hospital Revenue, 5.00%, 9/1/26	509,045
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	1,057,720
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	258,382

1

$1,250	Paragould, Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	$1,276,412
785	Pulaski County, (Children’s Hospital), 5.25%, 3/1/16	805,222
		$5,206,100
Housing — 5.6%
$435	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA), (AMT), 5.125%, 7/1/24	$444,827
250	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), 5.05%, 7/1/31	252,417
1,500	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,470,840
1,000	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	987,040
130	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	130,403
440	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	452,439
		$3,737,966
Industrial Development Revenue — 8.0%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$444,024
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13 (3)	2,173,900
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	783,975
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	265,597
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,158,614
475	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	474,625
		$5,300,735
Insured-Education — 15.9%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,044,940
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,083,810
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,238,054
750	University of Arkansas, (AMBAC), 5.00%, 12/1/30	781,568
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,049,350
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	778,448
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	513,980
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	1,046,140

2

$500	University of Arkansas, (Student Fee-Fort Smith Campus), (XLCA), 4.50%, 12/1/31	$489,460
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,562,640
		$10,588,390
Insured-Electric Utilities — 2.0%
$210	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$218,461
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,126,870
		$1,345,331
Insured-Escrowed / Prerefunded — 3.9%
$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$562,635
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (4)	421,435
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (4)	1,581,390
		$2,565,460
Insured-General Obligations — 3.3%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$332,095
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	518,845
500	Northwest Arkansas Community College, (AMBAC), 5.00%, 5/15/24	525,595
480	Puerto Rico, (MBIA), 5.50%, 7/1/20 (4)	545,159
250	Springdale School District, (AMBAC), 4.50%, 6/1/24	250,255
		$2,171,949
Insured-Health - Miscellaneous — 1.4%
$430	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$427,411
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	523,880
		$951,291
Insured-Hospital — 8.0%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,192,953
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,561,965
2,065	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	2,144,792
400	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	400,580
		$5,300,290

3

Insured-Housing — 1.5%
$500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	$512,590
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	519,780
		$1,032,370
Insured-Lease Revenue / Certificates of Participation — 3.5%
$500	Arkansas Development Finance Authority, (AMBAC), 5.00%, 12/1/40	$519,825
1,000	Arkansas Development Finance Authority, Single Family Mortgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	1,039,780
720	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (4)	787,920
		$2,347,525
Insured-Other Revenue — 4.5%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$460,580
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	880,950
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	1,151,501
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	518,445
		$3,011,476
Insured-Special Tax Revenue — 3.4%
$1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,155,130
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	199,210
925	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	925,574
		$2,279,914
Insured-Transportation — 2.0%
$1,200	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (4)	$1,365,480
		$1,365,480
Insured-Utilities — 4.6%
$2,935	Benton, Utilities Revenue, (AMBAC), 5.00%, 3/1/36	$3,072,006
		$3,072,006
Insured-Water and Sewer — 8.7%
$665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	$689,505
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	513,065

4

$500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	$521,490
1,395	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,451,804
1,000	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37 (5)	1,020,360
1,500	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,569,555
		$5,765,779
Special Tax Revenue — 3.5%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,299,760
		$2,299,760
Transportation — 0.8%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$512,100
		$512,100
Water and Sewer — 2.0%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22	$1,017,500
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	281,745
		$1,299,245
Total Tax-Exempt Investments — 104.8% (identified cost $67,734,201)		$69,722,651
Other Assets, Less Liabilities — (4.8)%		$(3,200,580)
Net Assets — 100.0%		$66,522,071

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 59.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 32.5% of total investments.

5

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $1,118,567 or 1.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	When-issued security.

A summary of financial instruments at May 31, 2007 is as follows:

Interest Rate Swaps

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,500,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $28,076, on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.948% on the notional amount of $2,500,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is January 23, 2008. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates January 23, 2038, is recorded as a receivable for open swap contracts of $73,844, on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,500,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open swap contracts of $25,117, on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Lehman Brothers, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount of $2,500,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 23, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates October 23, 2037, is recorded as a receivable for open swap contracts of $89,270, on May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

6

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$64,867,336
Gross unrealized appreciation	$2,162,623
Gross unrealized depreciation	(172,308)
Net unrealized appreciation	$1,990,315

7

Eaton Vance Georgia Municipals Fund                                                                                              as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.9%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,550,070
		$1,550,070
Electric Utilities — 3.6%
$930	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	$690,023
1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,141,060
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	425,613
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.99%, 7/1/25 (1)(2)	169,732
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.99%, 7/1/37 (1)(2)	501,408
		$2,927,836
Escrowed / Prerefunded — 5.9%
$1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/09, 5.00%, 10/1/28	$1,036,910
1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/10, 5.125%, 10/1/31	1,049,400
800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	980,080
70	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	52,676
1,000	Gwinnett County, Water and Sewer Authority, Prerefunded to 8/1/12, 5.25%, 8/1/24	1,063,770
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), Prerefunded to 9/1/14, 5.625%, 9/1/30	536,130
		$4,718,966
General Obligations — 3.5%
$230	Alpharetta, 6.50%, 5/1/10	$241,592
2,000	Georgia, 1.00%, 3/1/26	1,129,680
500	Georgia, 2.00%, 12/1/23	359,075
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,096,030
		$2,826,377

1

Hospital — 3.1%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$496,225
1,000	Fulton County, Development Authority, Variable Rate, 6.349%, 11/15/28 (3)	999,500
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,032,550
		$2,528,275
Housing — 2.0%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$991,340
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	637,410
		$1,628,750
Industrial Development Revenue — 11.2%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28 (4)	$2,164,460
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	749,574
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,062,390
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), 5.00%, 4/1/33	1,007,010
750	Effingham County, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	755,940
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,259,362
798	Savannah, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	804,161
1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,001,360
225	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	224,822
		$9,029,079
Insured-Education — 6.3%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$1,016,030
1,000	Fulton County, Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	973,500
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,549,005
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,517,145
		$5,055,680

2

Insured-Electric Utilities — 5.3%
$1,000	Burke County, Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34	$1,006,320
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,295,133
		$4,301,453
Insured-Escrowed / Prerefunded — 9.1%
$1,000	Atlanta, Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	$1,052,550
3,000	Metropolitan Atlanta Rapid Transit Authority, (MBIA), Prerefunded to 7/1/08, 5.10%, 7/1/20 (3)	3,074,070
300	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36	324,669
1,500	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (3)	1,623,355
1,250	Puerto Rico Public Finance Corp., Prerefunded to 6/1/08, (AMBAC), 5.00%, 6/1/26	1,278,662
		$7,353,306
Insured-General Obligations — 7.7%
$2,000	Decatur, (FSA), 4.25%, 1/1/37	$1,898,240
660	Fayette County, School District, (FSA), 0.00%, 3/1/25	577,982
2,000	Paulding County, (FGIC), 5.00%, 2/1/32	2,113,720
900	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27 (1)(2)	1,038,042
480	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)	545,158
		$6,173,142
Insured-Hospital — 4.9%
$2,500	Clark County Hospital Authority, (Athens Regional Medical Center), (MBIA), 4.50%, 1/1/35	$2,445,375
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,074,230
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 9.242%, 8/1/10 (1)(5)	403,036
		$3,922,641
Insured-Housing — 3.4%
$2,785	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$2,751,107
		$2,751,107
Insured-Industrial Development Revenue — 1.3%
$1,000	Monroe County, Development Authority Pollution Control, (Georgia Power Co.), (AMBAC), 4.90%, 7/1/36	$1,015,960
		$1,015,960

3

Insured-Lease Revenue / Certificates of Participation — 5.1%
$1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	$991,670
750	Atlanta, Public Safety and Judicial Facilities Authority, (Public Safety Facility), (FSA), 5.00%, 12/1/26	790,290
1,000	Georgia Local Government Certificate of Participation, (MBIA), 4.75%, 6/1/28	1,035,810
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)	1,313,200
		$4,130,970
Insured-Other Revenue — 1.9%
$1,500	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$1,524,795
		$1,524,795
Insured-Special Tax Revenue — 3.9%
$950	Cherokee County, School System, (FGIC), 4.50%, 8/1/28	$948,014
1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	1,047,620
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,161,320
		$3,156,954
Insured-Transportation — 9.6%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$797,717
1,000	College Park, (Atlanta International Airport), (FGIC), 4.50%, 1/1/31	983,540
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,155,460
2,000	Metropolitan Atlanta Rapid Transit Authority, (FGIC), 5.25%, 7/1/32	2,271,460
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	472,882
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)	904,631
1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)	1,137,900
		$7,723,590
Insured-Water and Sewer — 13.6%
$1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$1,189,334
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	2,083,520
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	517,135
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,073,700
500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	522,305
1,135	Coweta County, Water & Sewer Authority, (FSA), 5.00%, 6/1/26	1,244,425
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,120,290

4

$1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	$1,125,300
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,134,290
		$11,010,299
Lease Revenue / Certificates of Participation — 1.1%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$908,020
		$908,020
Other Revenue — 1.3%
$1,000	Main Street Natural Gas, Inc., 5.00%, 3/15/22	$1,058,510
		$1,058,510
Transportation — 0.3%
$250	Augusta, Airport Passenger Facility Charge, 5.15%, 1/1/35	$255,848
		$255,848
Total Tax-Exempt Investments — 106.0% (identified cost $82,160,726)		$85,551,628
Other Assets, Less Liabilities — (6.0)%		$(4,815,468)
Net Assets — 100.0%		$80,736,160

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 67.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 25.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $2,112,218 or 2.6% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

5

(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

A summary of financial instruments at May 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/07	102 U.S. Treasury Bond	Short	$(11,130,393)	$(11,130,750)	$(357)

Interest Rate Swaps

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,700,000. In exchange, the Fund receives bi-annual payments at a rate equal to the three month USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open swap contracts of $28,466 on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,700,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $31,819 on May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$76,453,063
Gross unrealized appreciation	$3,762,457
Gross unrealized depreciation	(363,891)
Net unrealized appreciation	$3,398,566

6

Eaton Vance Kentucky Municipals Fund                                                                                            as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,307,098
		$1,307,098
Electric Utilities — 5.3%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,240,070
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,069,370
		$3,309,440
General Obligations — 2.5%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,532,493
		$1,532,493
Hospital — 1.7%
$1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	$1,020,270
		$1,020,270
Housing — 1.6%
$1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), 5.00%, 6/1/35	$1,010,450
		$1,010,450
Industrial Development Revenue — 6.5%
$1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	$1,516,830
695	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	694,451
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,843,587
		$4,054,868
Insured-Education — 3.3%
$2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	$2,062,240
		$2,062,240
Insured-Electric Utilities — 1.9%
$2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	$1,158,300
		$1,158,300

1

Insured-Escrowed / Prerefunded — 5.7%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,043,910
1,425	Puerto Rico Highway and Transportation Authority, (AMBAC), Prerefunded to 7/1/08, 5.00%, 7/1/28	1,460,055
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,032,110
		$3,536,075
Insured-General Obligations — 3.4%
$350	Puerto Rico, (FSA), Variable Rate, 7,962%, 7/1/27 (1)(2)	$403,683
600	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)	681,448
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,050,990
		$2,136,121
Insured-Hospital — 5.4%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$859,265
6,775	Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,521,723
		$3,380,988
Insured-Industrial Development Revenue — 1.6%
$1,000	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$1,007,790
		$1,007,790
Insured-Lease Revenue / Certificates of Participation — 16.6%
$1,000	Gallatin County, School District Finance Corp. School Building, (XLCA), 4.50%, 5/1/26	$998,070
1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	1,386,895
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,007,760
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,141,674
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,044,690
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,034,830
1,000	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,139,980
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,139,980
900	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)	984,900
455	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	423,569
		$10,302,348

2

Insured-Transportation — 16.8%
$3,000	Kenton County, Airport, (MBIA), (AMT), 6.30%, 3/1/15 (4)	$3,065,400
1,195	Kenton County, Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,239,573
2,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (AMBAC), 5.00%, 7/1/25	2,102,340
1,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	904,350
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	3,152,550
		$10,464,213
Insured-Water and Sewer — 12.8%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,555,245
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,035,810
2,000	Campbell and Kenton County, Sanitation District No. 1, (MBIA), 4.375%, 8/1/35	1,915,520
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	1,071,989
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	2,351,542
		$7,930,106
Lease Revenue / Certificates of Participation — 7.0%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$812,200
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,554,826
		$4,367,026
Other Revenue — 0.7%
$4,200	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$295,554
3,500	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	131,250
		$426,804
Senior Living / Life Care — 5.0%
$3,000	Kenton County, (Highland Terrace), (AMT), (FHA), 6.95%, 12/1/26	$3,096,120
		$3,096,120
Total Tax-Exempt Investments — 99.9% (identified cost $58,511,365)		$62,102,750
Other Assets, Less Liabilities — 0.1%		$37,691
Net Assets — 100.0%		$62,140,441

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company

3

FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 67.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.3% to 24.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $403,683 or 0.6% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized Appreciation/
Date	Contracts	Position	Cost	Value	(Depreciation)
09/07	11 U.S. Treasury Bond	Short	$(1,200,103)	$(1,200,375)	$(272)
09/07	21 U.S. Treasury Note	Short	$(2,250,372)	$(2,233,875)	$16,497
					$(16,225)

Interest Rate Swaps

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,550,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $29,011, on May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,534,905
Gross unrealized appreciation	$3,602,758
Gross unrealized depreciation	(34,913)
Net unrealized appreciation	$3,567,845

5

Eaton Vance Louisiana Municipals Fund                                                                                           as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.3%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 1.0%
$380	Louisiana Public Facilities Authority, (Eden Point), Prerefunded to 3/1/09, 6.25%, 3/1/34	$402,382
		$402,382
Hospital — 9.0%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$1,018,460
1,035	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	1,080,281
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	512,455
1,010	Tangipahoa Parish, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	1,024,059
		$3,635,255
Housing — 2.8%
$1,000	East Baton Rouge, Mortgage Finance Authority, Single Family, 4.625%, 10/1/38	$978,070
30	Louisiana Health Facilities Authority, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	30,554
365	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	123,713
		$1,132,337
Industrial Development Revenue — 2.9%
$375	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$401,366
755	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	754,404
		$1,155,770
Insured-Education — 14.4%
$500	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$517,175
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	506,485
1,500	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	1,454,760
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,049,510

1

$1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	$1,015,270
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,250,352
		$5,793,552
Insured-Electric Utilities — 10.4%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$803,975
1,350	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	1,377,459
2,000	Rapides Finance Authority, (Cleco Power, LLC), (AMBAC), 4.70%, 11/1/36	1,987,620
		$4,169,054
Insured-Escrowed / Prerefunded — 10.5%
$2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17 (2)	$1,628,946
750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/12, 5.25%, 12/1/22	800,640
500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), Prerefunded to 2/15/12, 5.00%, 2/15/26	512,915
850	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), Prerefunded to 7/1/12, 5.00%, 7/1/32	892,109
335	Puerto Rico, (FGIC), Variable Rate, Prerefunded to 7/1/12, 6.992%, 7/1/32 (3)(4)	389,531
		$4,224,141
Insured-General Obligations — 10.4%
$750	Louisiana, (CIFG), 5.00%, 7/15/25	$787,793
500	Louisiana, (FGIC), 5.00%, 11/15/20	514,270
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,584,360
800	New Orleans, (AMBAC), 0.00%, 9/1/16	537,440
300	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27 (3)(4)	346,014
360	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)	408,869
		$4,178,746
Insured-Hospital — 2.0%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$806,220
		$806,220
Insured-Industrial Development Revenue — 3.2%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,285,975
		$1,285,975

2

Insured-Lease Revenue / Certificates of Participation — 4.0%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$519,820
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	510,995
540	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)	590,940
		$1,621,755
Insured-Other Revenue — 6.6%
$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$504,250
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	732,235
1,500	Louisiana Public Facilities Authority, (Archdiocese of New Orleans Project), (CIFG), 4.50%, 7/1/37	1,432,140
		$2,668,625
Insured-Special Tax Revenue — 8.7%
$1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	$1,027,350
1,400	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	1,418,746
1,000	Saint Tammany Parish, Sales Tax District No. 3, (CIFG), 5.00%, 6/1/30	1,052,860
		$3,498,956
Insured-Transportation — 1.8%
$630	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	$716,877
		$716,877
Insured-Water and Sewer — 4.7%
$1,940	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	$1,898,581
		$1,898,581
Other Revenue — 6.0%
$2,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$140,740
1,700	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	63,750
1,050	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	1,117,484
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,070,620
		$2,392,594

3

Senior Living / Life Care — 3.4%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$510,625
850	Louisiana Public Facilities Authority, (Glen Retirement System), 6.70%, 12/1/25	854,675
		$1,365,300
Transportation — 2.5%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	$1,012,450
		$1,012,450
Total Tax-Exempt Investments — 104.3% (identified cost $40,439,887)		$41,958,570
Other Assets, Less Liabilities — (4.3)%		$(1,733,160)
Net Assets — 100.0%		$40,225,410

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 73.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.0% to 27.5% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $735,545 or 1.8% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

4

A summary of financial instruments at May 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	68 U.S. Treasury Bond	Short	$(7,422,387)	$(7,420,500)	$1,887

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $850,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $15,909 on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $850,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open swap contracts of $14,233 on May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$37,528,538
Gross unrealized appreciation	$1,890,246
Gross unrealized depreciation	(80,214)
Net unrealized appreciation	$1,810,032

5

Eaton Vance Maryland Municipals Fund                                                                                           as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.1%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.4%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,260,837
		$1,260,837
Education — 11.2%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,135,720
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,276,122
500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	519,725
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.50%, 6/1/21	518,305
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.50%, 6/1/32	1,346,150
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	408,192
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,072,430
		$10,276,644
Escrowed / Prerefunded — 8.2%
$1,255	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,510,179
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,274,969
3,250	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39 (1)	3,428,197
800	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	874,536
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	458,175
		$7,546,056
General Obligations — 4.9%
$1,075	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	$1,032,312
1,500	Montgomery County, 5.00%, 5/1/25	1,603,365
1,000	Montgomery County, 5.25%, 10/1/19	1,059,490
1,100	Puerto Rico, 0.00%, 7/1/16	743,765
		$4,438,932

1

Hospital — 14.3%
$2,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$2,426,725
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,065,970
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,086,160
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	1,468,395
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,379,373
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	1,014,570
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,536,350
1,355	Prince George’s County, (Greater Southeast Healthcare System), 6.375%, 1/1/13 (2)	39,702
3,800	Prince George’s County, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (2)	111,340
		$13,128,585
Housing — 3.8%
$2,000	Maryland Community Development, Multifamily Housing, (AMT), 4.85%, 9/1/47	$1,958,940
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	497,995
1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,029,080
		$3,486,015
Industrial Development Revenue — 1.4%
$1,000	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$1,024,640
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	235,960
		$1,260,600
Insured-Education — 1.6%
$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,417,008
		$1,417,008
Insured-Electric Utilities — 5.3%
$4,650	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (3)	$4,896,109
		$4,896,109

2

Insured-Escrowed / Prerefunded — 7.8%
$1,000	Baltimore, Wastewater, (AMBAC), Prerefunded to 7/1/16, 5.00%, 7/1/36	$1,080,650
3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	3,406,664
1,000	Puerto Rico Electric Power Authority, (FGIC), Prerefunded to 7/1/15, 5.00%, 7/1/35	1,075,960
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,602,345
		$7,165,619
Insured-General Obligations — 1.7%
$350	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27 (4)(5)	$403,683
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,161,340
		$1,565,023
Insured-Hospital — 9.5%
$4,860	Maryland Health and Higher Educational Facilities Authority, (Medlantic), (AMBAC), 5.25%, 8/15/38 (3)	$5,525,577
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,171,704
		$8,697,281
Insured-Housing — 3.1%
$2,895	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$2,847,435
		$2,847,435
Insured-Lease Revenue / Certificates of Participation — 1.8%
$1,500	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)	$1,641,500
		$1,641,500
Insured-Other Revenue — 1.1%
$1,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	$1,036,450
		$1,036,450
Insured-Special Tax Revenue — 6.7%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$2,138,100
2,010	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (3)	1,982,644
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	212,669
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	486,911

3

$2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$580,660
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	75,213
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	699,700
		$6,175,897
Insured-Transportation — 7.1%
$1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	$1,045,110
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,564,065
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,573,440
2,000	Puerto Rico Transportation Authority, (FGIC), 5.25%, 7/1/39	2,288,780
		$6,471,395
Insured-Water and Sewer — 4.3%
$500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	$520,490
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,084,600
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,286,300
		$3,891,390
Other Revenue — 2.6%
$4,300	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$302,591
3,700	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	138,750
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	927,936
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,054,050
		$2,423,327
Senior Living / Life Care — 1.6%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$387,626
325	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	326,258
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	742,080
		$1,455,964
Special Tax Revenue — 2.4%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$814,223
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	557,100
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	817,248
		$2,188,571

4

Water and Sewer — 1.3%
$1,250	Anne Arundel County, Water and Sewer, 4.25%, 3/1/36	$1,193,013
		$1,193,013
Total Tax-Exempt Investments (identified cost, $94,359,001)		$94,463,651

Short-Term Investments — 2.2%

Principal Amount (000’s omitted)	Description	Value
$2,000	Washington Suburban Sanitary District, 3.70%, 6/1/23	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 105.3% (identified cost $96,359,001)		$96,463,651
Other Assets, Less Liabilities — (5.3)%		$(4,896,518)
Net Assets — 100.0%		$91,567,133

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 47.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 17.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Defaulted bond.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

5

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $403,683 or 0.4% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

A summary of financial instruments at May 31, 2007 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/07	126 U.S. Treasury Bond	Short	$(13,746,631)	$(13,749,750)	$(3,119)

Interest Rate Swaps

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,900,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open swap contracts of $31,816 on May 31, 2007.

At May 31 2007, the Fund had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.176% on the notional amount of $3,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is April 2, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates April 2, 2037, is recorded as a receivable for open swap contracts of $84,496 on May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$87,505,627
Gross unrealized appreciation	$3,877,709
Gross unrealized depreciation	(3,599,685)
Net unrealized appreciation	$278,024

6

Eaton Vance Missouri Municipals Fund                                                                                           as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.3%

Principal Amount (000’s omitted)	Security	Value
Education — 4.6%
$3,000	Missouri Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/36	$2,950,050
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41	1,458,135
		$4,408,185
Electric Utilities — 0.7%
$150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.99%, 7/1/25 (1)(2)	$169,732
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.99%, 7/1/37 (1)(2)	501,408
		$671,140
Escrowed / Prerefunded — 1.7%
$500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), Prerefunded to 8/15/12, 5.70%, 8/15/22	$537,640
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,068,230
		$1,605,870
Hospital — 9.5%
$1,000	Cape Girardeaua County, Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,008,230
1,000	Johnson County, (Western Missouri Medical Center), 5.00%, 6/1/25	1,037,040
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	418,120
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,071,992
1,500	Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.30%, 5/15/28	1,523,595
1,000	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	1,013,370
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	500,688
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	264,512
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,256,262
		$9,093,809

1

Housing — 2.2%
$920	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$967,012
105	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	106,049
20	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	20,277
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	509,979
500	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	503,155
		$2,106,472
Industrial Development Revenue — 4.6%
$310	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$310,254
1,000	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,088,460
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,239,684
1,500	Saint Louis, Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), 4.875%, 3/1/32	1,480,770
300	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	299,763
		$4,418,931
Insured-Education — 6.1%
$1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University), (AMBAC), 4.75%, 10/1/24	$1,009,730
1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University), (MBIA), Variable Rate, 3.82%, 10/1/35	1,000,000
1,300	Missouri State Health and Educational Facilities Authority, (St. Louis University), (MBIA), Variable Rate, 3.92%, 10/1/35	1,300,000
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,587,705
1,000	Northwest Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/25	994,510
		$5,891,945
Insured-Electric Utilities — 9.8%
$2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,328,210
1,550	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,516,985

2

$1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	$1,051,600
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (3)	1,337,376
3,250	Springfield, Public Utility Revenue, (FGIC), 4.50%, 8/1/36	3,200,470
		$9,434,641
Insured-Escrowed/Prerefunded — 8.0%
$1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), Prerefunded to 7/1/08, 5.00%, 7/1/28	$1,549,230
575	Missouri State Health and Educational Facilities Authority, (Saint Louis Children’s Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	554,789
1,000	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32 (4)	1,062,650
1,500	Puerto Rico Highway and Transportation Authority, (AGC), Prerefunded to 7/1/15, 5.00%, 7/1/45	1,613,940
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,108,520
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), Prerefunded to 7/1/12, 5.00%, 7/1/32	787,155
		$7,676,284
Insured-General Obligations — 11.7%
$1,000	Hazelwood School District, (FSA), 5.00%, 3/1/26	$1,059,700
1,050	Kansas City, (MBIA), 5.00%, 2/1/25	1,113,116
1,000	Kansas City, (MBIA), 5.00%, 2/1/27	1,057,670
1,300	Marion County School District No. 060, (FSA), 5.00%, 3/1/25	1,365,039
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25 (5)	1,051,540
900	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27 (1)(2)	1,038,042
1,900	Saint Charles County, Francis Howell School District, (FGIC), 0.00%, 3/1/16	1,318,201
1,000	Saint Charles County, Francis Howell School District, (FGIC), 5.25%, 3/1/21	1,109,320
1,000	Saint Louis, Board of Education, (MBIA), 5.00%, 4/1/25	1,053,570
1,000	Springfield, School District No R-12, (FSA), 5.25%, 3/1/25	1,078,050
		$11,244,248
Insured-Hospital — 7.5%
$9,500	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$5,350,590
540	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	290,029
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,569,090
		$7,209,709

3

Insured-Lease Revenue / Certificates of Participation — 13.5%
$1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$1,074,260
1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,074,260
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	557,150
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	1,975,140
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,075,860
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	972,945
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	742,202
239	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (3)	251,074
662	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (3)	703,712
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)	1,313,200
2,000	Saint Louis, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,188,480
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,042,060
		$12,970,343
Insured-Other Revenue — 0.8%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$786,375
		$786,375
Insured-Special Tax Revenue — 7.9%
$1,000	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$1,041,210
2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28 (6)	2,600,205
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	2,178,046
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	624,834
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,161,320
		$7,605,615

4

Insured-Transportation — 5.2%
$570	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)	$648,603
1,500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)	1,706,850
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,013,549
500	Saint Louis Airport, (Lambert International Airport), (FSA), 4.25%, 7/1/32	470,905
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,163,130
		$5,003,037
Insured-Water and Sewer — 1.0%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri - American Water Co.), (AMBAC), 4.60%, 12/1/36	$972,920
		$972,920
Pooled Loans — 2.9%
$2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	$2,752,310
		$2,752,310
Senior Living / Life Care — 4.2%
$1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$1,007,110
1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	1,012,610
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	2,050,500
		$4,070,220
Transportation — 1.1%
$1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	$1,055,530
		$1,055,530
Water and Sewer — 1.3%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$521,347
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	$764,050
		$1,285,397

5

Total Tax-Exempt Investments — 104.3% (identified cost $96,045,834)	$100,262,981
Other Assets, Less Liabilities — (4.3)%	$(4,100,820)
Net Assets — 100.0%	$96,162,161

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 68.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 25.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $1,709,182 or 1.8% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at May 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/07	112 U.S. Treasury Bond	Short	$(12,221,608)	$(12,222,000)	$(392)

6

Interest Rate Swaps

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,000,000. In exchange, the Fund pays bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open swap contracts of $33,490 on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,000,000. In exchange, the Fund pays bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on August 7, 2037, is recorded as a receivable for open swap contracts of $37,434 on May 31, 2007.

At May 31, 2007 the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$92,216,294
Gross unrealized appreciation	$4,764,006
Gross unrealized depreciation	(422,319)
Net unrealized appreciation	$4,341,687

7

Eaton Vance North Carolina Municipals Fund                                                                                as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.0%

Principal Amount (000’s omitted)	Security	Value
Education — 10.4%
$2,000	North Carolina Capital Facilities Finance Agency, (Duke University), 4.50%, 10/1/40	$1,954,280
510	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	528,278
1,000	North Carolina Educational Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,035,420
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,872,668
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,071,754
		$9,462,400
Electric Utilities — 19.8%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	$5,161,250
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,335,738
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,740,170
1,950	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,254,201
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,280,040
4,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (1)	4,277,480
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,053,540
		$18,102,419
Escrowed / Prerefunded — 12.5%
$1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	$1,068,300
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,049,530
1,000	New Hanover County, Public Improvements, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,079,310
2,190	North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/11, 5.125%, 10/1/41	2,300,792
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,003,750
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17	2,378,402
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	476,186
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,578,060
465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	473,826
		$11,408,156

1

General Obligations — 1.1%
$1,000	Charlotte, 5.00%, 7/1/29	$1,042,790
		$1,042,790
Hospital — 12.4%
$4,800	Charlotte-Mecklenburg, NC, Hospital Authority, (Carolinas Healthcare System), 5.00%, 1/15/45 (1)	$4,889,568
535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	539,467
950	North Carolina Medical Care Commission, (Mission Health Combined Group), 4.25%, 10/1/29	888,098
2,000	North Carolina Medical Care Commission, (Mission Health, Inc.), 5.00%, 10/1/25	2,067,580
1,320	North Carolina Medical Care Commission, (Novant Health, Inc.), 5.00%, 11/1/39	1,354,346
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,037,050
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	514,580
		$11,290,689
Housing — 8.3%
$140	Charlotte Housing Authority, (Double Oaks), FHA, (FNMA), 7.35%, 5/15/26	$140,165
1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	1,395,837
1,000	North Carolina Housing Finance Agency, 4.90%, 7/1/37	996,060
2,500	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,470,700
2,000	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,966,380
545	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	557,273
		$7,526,415
Insured-Education — 3.7%
$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,360,616
2,000	University of North Carolina at Charlotte, (AMBAC), 4.75%, 10/1/35	2,041,480
		$3,402,096
Insured-Electric Utilities — 1.9%
$1,650	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	$1,683,561
		$1,683,561

2

Insured-Escrowed/Prerefunded — 3.6%
$1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	$1,837,572
1,375	East Carolina University, (Housing Dining Facility Systems Revenue), (AMBAC), Prerefunded to 5/1/11, 5.25%, 11/1/21	1,456,936
		$3,294,508
Insured-General Obligations — 2.2%
$840	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)	$954,028
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,047,228
		$2,001,256
Insured-Hospital — 7.7%
$1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	$1,279,692
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,071,660
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,062,615
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	1,265,479
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,332,464
		$7,011,910
Insured-Lease Revenue / Certificates of Participation — 1.5%
$1,260	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)	$1,378,860
		$1,378,860
Insured-Special Tax Revenue — 3.2%
$3,000	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (1)	$2,959,170
		$2,959,170
Insured-Transportation — 8.7%
$500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	$524,675
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	2,048,220
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,120,140
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	3,246,710
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,028,230
		$7,967,975

3

Insured-Water and Sewer — 4.3%
$1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	$1,774,035
500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	534,860
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,566,300
		$3,875,195
Lease Revenue/Certificates of Participation — 2.8%
$1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$1,032,670
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,545,810
		$2,578,480
Senior Living / Life Care — 0.3%
$250	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	$256,168
		$256,168
Water and Sewer — 7.6%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,771,468
1,000	Charlotte, Water and Sewer, 4.625%, 7/1/36	1,002,910
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,062,868
115	Orange, Water and Sewer, 3.00%, 7/1/07	114,914
2,000	Raleigh Enterprise System, 4.50%, 3/1/36	1,963,460
		$6,915,620
Total Tax-Exempt Investments — 112.0% (identified cost $97,756,301)		$102,157,668
Other Assets, Less Liabilities — (12.0)%		$(10,931,992)
Net Assets — 100.0%		$91,225,676

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 32.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 12.7% of total investments.

4

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

Interest Rate Swaps

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,100,000. In exchange, the Fund pays bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open swap contracts of $35,164 on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,100,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $39,306, on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Lehman Brothers, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount of $4,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 23, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on October 23, 2037, is recorded as a receivable for open swap contracts of $142,832 on May 31, 2007.

At May 31 2007, the Fund had entered into an interest rate swap with Morgan Stanley Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.948% on the notional amount of $4,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is January 23, 2008. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates January 23, 2038, is recorded as a receivable for open interest rate swap contracts of $118,151 on May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$84,667,292
Gross unrealized appreciation	$4,775,264
Gross unrealized depreciation	(184,888)
Net unrealized appreciation	$4,590,376

5

Eaton Vance Oregon Municipals Fund                                                                                                as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.2%
$1,500	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$1,524,180
		$1,524,180
Education — 0.8%
$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$1,034,370
		$1,034,370
Electric Utilities — 3.3%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,001,040
1,000	Port of Morrow, Pollution Control, (Portland General Electric), Variable Rate, 5.20%, 5/1/33	1,020,010
505	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.99%, 7/1/25 (1)(2)	571,433
1,495	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.99%, 7/1/37 (1)(2)	1,665,789
		$4,258,272
Escrowed / Prerefunded — 7.0%
$2,000	Oregon Department of Transportation, (Highway User Tax), Prerefunded to 11/15/12, 5.125%, 11/15/26	$2,121,840
1,250	Portland, Community College District, Prerefunded to 6/1/11, 5.00%, 6/1/21	1,303,525
4,000	Tri-County, Metropolitan Transportation District, Prerefunded to 8/1/09, 5.00%, 8/1/19 (3)	4,104,180
1,500	Umatilla County, Hospital Facilities Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,588,380
		$9,117,925
General Obligations — 9.2%
$3,000	Oregon, 4.50%, 8/1/37	$2,953,560
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	889,202
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26 (4)	4,429,912
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,609,007
		$11,881,681
Hospital — 1.6%
$2,105	Hood River County, Health Facility Authority Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,129,544
		$2,129,544

Housing — 22.0%
$905	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$954,033
1,000	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	991,360
2,000	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 4.75%, 7/1/36	1,952,160
2,170	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 5.00%, 1/1/25	2,199,165
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	760,507
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,458,225
905	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	916,349
475	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	475,499
525	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	525,567
660	Oregon Veterans Welfare, 5.25%, 10/1/42	676,975
1,560	Oregon Veterans Welfare, 5.50%, 12/1/42	1,597,705
1,655	Portland Housing Authority (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,607,518
2,080	Portland Housing Authority (Pearl Court LP), (AMT), 4.625%, 1/1/27	2,005,890
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	461,791
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,716,162
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,958,634
3,710	Portland Housing Authority, Multifamily Revenue Housing (Berry Ridge), (AMT), 6.30%, 5/1/29	3,729,366
1,500	Washington County, Housing Authority, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,535,730
		$28,522,636
Industrial Development Revenue — 4.6%
$590	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$594,909
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,503,395
165	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	165,835

$830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	$836,217
915	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	915,522
		$6,015,878
Insured-Education — 3.2%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,627,487
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,555,335
		$4,182,822
Insured-Electric Utilities — 1.4%
$750	Emerald People’s Utility District, (FSA), 5.25%, 11/1/22	$797,767
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,045,140
		$1,842,907
Insured-Escrowed/Prerefunded — 6.9%
$1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/1/11, 5.00%, 6/1/26	$1,824,935
1,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,068,230
3,896	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (3)	4,107,614
1,900	Umatilla County, School District No. 008R, (MBIA), Prerefunded to 6/15/09, 5.20%, 6/15/19 (3)	1,954,197
		$8,954,976
Insured-General Obligations — 29.2%
$1,700	Beaverton, School District, (FSA), 4.125%, 6/1/26	$1,620,202
1,200	Clackamas County, School District No. 108, (FSA), 5.50%, 6/15/24	1,384,488
5,000	Clackamas County, School District No. 115, (MBIA), 0.00%, 6/15/27	1,905,300
6,000	Clackamas County, School District No. 12, (FSA), 4.50%, 6/15/32	5,942,040
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	659,650
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/23	1,458,598
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	627,600
1,230	Jackson County, School District No. 549C, (FSA), 4.25%, 12/15/28	1,182,104
2,000	Jackson County, School District No. 549C, (FSA), 4.50%, 12/15/31	1,986,740
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	207,748
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	527,910

$4,000	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	$1,397,480
1,575	Lane County, School District No. 40, (Creswell), (FSA), 4.25%, 6/15/27	1,522,332
2,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,330,480
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/30 (3)	4,694,080
1,150	Marion and Clackamas Counties, School District No. 4J, (Silver Falls), (MBIA), 4.25%, 6/15/27	1,111,544
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,686,369
1,310	Polk Marion and Benton Counties Oresch District No. 13J, (FSA), 4.125%, 6/15/26	1,247,434
1,065	Polk Marion and Benton Counties Oresch District No. 13J, (FSA), 4.125%, 6/15/27	1,008,566
600	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)	681,448
1,000	Tualatin Valley Fire and Rescue, (Rural Fire Protection District), (MBIA), 4.25%, 4/1/26	971,520
1,000	Tualatin Valley Fire and Rescue, (Rural Fire Protection District), (MBIA), 4.25%, 4/1/27	966,740
1,425	Washington Clackamas and Yamhill Counties School District No. 88J, (MBIA), 4.25%, 6/15/28	1,370,280
3,500	Washington Multnomah and Yamhill Counties, School Distric No. 1J, (MBIA), 0.00%, 6/15/26	1,417,850
		$37,908,503
Insured-Hospital — 0.4%
$500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	$514,765
		$514,765
Insured-Lease Revenue / Certificates of Participation — 3.6%
$2,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/22	$2,104,420
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,579,125
900	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)	984,900
		$4,668,445
Insured-Other Revenue — 2.5%
$1,580	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/30	$1,535,744
1,720	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/32	1,664,547
		$3,200,291

Insured-Special Tax Revenue — 1.2%
$1,200	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (3)	$1,183,668
560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	216,535
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	112,820
		$1,513,023
Insured-Transportation — 1.6%
$1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)	$2,048,220
		$2,048,220
Insured-Water and Sewer — 3.9%
$1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	$1,651,592
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,042,040
1,600	Portland, Water System, (MBIA), 4.50%, 10/1/31	1,589,376
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	779,078
		$5,062,086
Other Revenue — 1.2%
$1,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (3)	$1,596,405
		$1,596,405
Senior Living / Life Care — 1.4%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,819,790
		$1,819,790
Special Tax Revenue — 1.8%
$1,000	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32 (5)	$988,770
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,286,505
		$2,275,275
Total Tax-Exempt Investments — 108.0% (identified cost $137,117,156)		$140,071,994
Other Assets, Less Liabilities — (8.0)%		$(10,359,115)
Net Assets — 100.0%		$129,712,879

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts

FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 49.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 15.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $2,237,222 or 1.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)	When-issued security.

A summary of financial instruments at May 31, 2007 is as follows:

Interest Rate Swaps

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,500,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open swap contracts of $41,862 on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,500,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $46,793 on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap with Morgan Stanley Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.948% on the notional amount of $5,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is January 23, 2008. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates January 23, 2038, is recorded as a receivable for open swap contracts of $147,688 on May 31, 2007.

At May 31, 2007, the Fund entered into an interest rate swap agreement with Lehman Brothers, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount of $5,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 23, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on October 23, 2037, is recorded as a receivable for open swap contracts of $178,540 on May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$124,320,397
Gross unrealized appreciation	$3,982,276
Gross unrealized depreciation	(976,679)
Net unrealized appreciation	$3,005,597

Eaton Vance South Carolina Municipals Fund                                                                                 as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.4%
$1,175	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$1,158,491
3,600	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	3,731,580
1,000	South Carolina Educational Facilities Authority, (Wofford College), 4.50%, 4/1/30	971,440
1,000	South Carolina Educational Facilities Authority, (Wofford College), 5.00%, 4/1/36	1,037,300
		$6,898,811
Electric Utilities — 1.5%
$440	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.99%, 7/1/25 (1)(2)	$497,882
1,310	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.99%, 7/1/37 (1)(2)	1,459,654
		$1,957,536
Escrowed / Prerefunded — 3.4%
$695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	$715,482
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,122,600
750	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	804,030
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,507,055
165	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	185,835
		$4,335,002
General Obligations — 6.0%
$1,500	Charleston County, School District, 5.00%, 2/1/25	$1,554,150
2,000	Lexington County, School District No. 1, 4.75%, 2/1/28	2,046,260
1,085	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	1,132,230
2,360	South Carolina, 3.25%, 8/1/30	1,936,687
1,240	South Carolina State, (Clemson University), 2.50%, 6/1/21	981,683
		$7,651,010

1

Hospital — 1.0%
$1,000	Lexington County, (Health Services District, Inc.), 5.50%, 11/1/32	$1,049,480
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	262,972
		$1,312,452
Housing — 0.2%
$300	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$300,315
		$300,315
Industrial Development Revenue — 2.6%
$1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26	$1,415,484
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	402,996
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,513,358
		$3,331,838
Insured-Education — 5.1%
$1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$1,044,610
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,338,300
1,500	Puerto Rico Industrial Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33 (3)	1,539,115
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,368,887
1,285	University of South Carolina, (MBIA), 4.50%, 6/1/29	1,277,007
		$6,567,919
Insured-Electric Utilities — 9.1%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$2,792,625
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	945,122
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	1,039,900
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,054,110
6,055	South Carolina Public Service Authority, (Santee - Cooper), (FSA), 4.50%, 1/1/36	5,935,414
		$11,767,171
Insured-Escrowed / Prerefunded — 2.5%
$750	Beaufort-Jasper, Water and Sewer Authority, (FSA), Prerefunded 3/1/12, 5.00%, 3/1/26	$786,240
990	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (3)	1,043,717
1,250	South Carolina Transportation Infrastructure, Prerefunded to 10/1/11, (AMBAC), 5.25%, 10/1/31	1,318,912
		$3,148,869

2

Insured-General Obligations — 5.5%
$1,000	Anderson County, School District No. 4, (FSA), 4.50%, 3/1/25	$999,330
745	Beaufort County, School District, (FSA), 4.25%, 3/1/32	707,191
500	Berkeley County, (CIFG), 4.50%, 9/1/29	496,840
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	892,567
1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18	1,024,940
1,980	Puerto Rico, (AGC), 5.50%, 7/1/29 (3)	2,290,206
600	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)	681,448
		$7,092,522
Insured-Hospital — 0.8%
$1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$1,057,470
		$1,057,470
Insured-Lease Revenue / Certificates of Participation — 22.8%
$1,255	Greenville County, School District, (FSA), 5.00%, 12/1/28	$1,317,424
5,975	Greenwood Fifty School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	5,828,852
2,000	Greenwood Fifty Schools Facilities, Inc., (AGC), 4.625%, 12/1/29	1,997,220
2,810	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,925,351
2,230	Lexington, School District No. 2, (CIFG), 4.75%, 12/1/31	2,270,051
1,245	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)	1,362,445
2,500	Scago Educational Facilities Corp. Pickens School District, (FSA), Variable Rate, 5.49%, 12/1/28 (1)(2)	2,373,175
3,665	Scago Educational Facilities Corp., Cherokee School District No 1, (FSA), 5.00%, 12/1/30	3,828,349
3,000	Scago Educational Facility Corp., Sumter School District No 17, (FSA), 4.50%, 12/1/31	2,932,470
4,635	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	4,521,628
		$29,356,965
Insured-Other Revenue — 1.4%
$1,710	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/25	$1,776,622
		$1,776,622
Insured-Pooled Loans — 4.0%
$4,980	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (3)	$5,158,334
		$5,158,334
Insured-Special Tax Revenue — 0.8%
$1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	$1,078,800
		$1,078,800

3

Insured-Transportation — 5.1%
$2,700	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)	$3,072,330
1,095	Richland Lexington, Airport, (AMT), (CIFG), 5.00%, 1/1/21	1,140,705
2,300	South Carolina Transportation Infrastructure, (AMBAC), 5.00%, 10/1/33	2,394,783
		$6,607,818
Insured-Utilities — 4.4%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,163,310
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,348,500
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,098,700
		$5,610,510
Insured-Water and Sewer — 15.8%
$5,000	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	$4,945,700
2,500	Dorchester County, Water and Sewer System, (MBIA), 4.45%, 10/1/31	2,449,950
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,041,210
1,000	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/27	1,037,930
2,800	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/34	2,919,084
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,552,245
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	510,775
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,061,390
5,000	Spartanburg, Waterworks, (FSA), 4.375%, 6/1/28	4,865,950
		$20,384,234
Lease Revenue / Certificates of Participation — 7.6%
$2,000	Charleston Educational Excellence Financing Corp., 5.00%, 12/1/31	$2,075,840
1,000	Dorchester County, School District No. 2, 5.00%, 12/1/30	1,039,090
3,000	Greenville County, School District, 5.00%, 12/1/24 (3)	3,134,990
1,420	Lexington, One School Facility Corp., 5.00%, 12/1/23	1,479,413
2,000	Lexington, One School Facility Corp., 5.00%, 12/1/26	2,077,400
		$9,806,733
Other Revenue — 3.0%
$1,650	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (3)	$1,756,046
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,157,860
		$3,913,906

4

Pooled Loans — 0.8%
$1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	$1,001,280
		$1,001,280
Total Tax-Exempt Investments — 108.8% (identified cost $136,629,882)		$140,116,117
Other Assets, Less Liabilities — (8.8)%		$(11,290,411)
Net Assets — 100.0%		$128,825,706

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
DRIVERS	—	Derivative Increase Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 71.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 31.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $4,330,711 or 3.4% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at May 31, 2007 is as follows:

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,550,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest

5

payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $42,700 on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,550,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $47,728 on May 31, 2007.

At May 31 2007, the Fund had entered into an interest rate swap with Morgan Stanley Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.948% on the notional amount of $3,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is January 23, 2008. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates January 23, 2038, is recorded as a receivable for open interest rate swap contracts of $88,613 on May 31, 2007.

At May 31, 2007, the Fund entered into an interest rate swap agreement with Lehman Brothers, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount of $3,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the three months USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 23, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on October 23, 2037, is recorded as a receivable for open, interest rate swap contracts of $107,124 on May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$124,020,875
Gross unrealized appreciation	$4,256,895
Gross unrealized depreciation	(591,653)
Net unrealized appreciation	$3,665,242

6

Eaton Vance Tennessee Municipals Fund                                                                                          as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%

Principal Amount (000’s omitted)	Security	Value
Education — 2.6%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,526,670
		$1,526,670
Electric Utilities — 3.5%
$1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	$1,030,320
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	534,685
100	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.99%, 7/1/25 (1)(2)	113,155
300	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.99%, 7/1/37 (1)(2)	334,272
		$2,012,432
Escrowed / Prerefunded — 1.4%
$470	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$520,704
280	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	310,206
		$830,910
Hospital — 5.4%
$1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	$1,055,900
3,200	Knox County, Health and Educational Facilities Authority, (Covenant Health), 0.00%, 1/1/42	530,944
500	Knox County, Health and Educational Facilities Authority, (East Tennessee Hospital), 5.75%, 7/1/33	531,550
1,000	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	1,028,330
		$3,146,724
Housing — 1.5%
$500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38 (3)	$494,045
390	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	396,954
		$890,999

1

Industrial Development Revenue — 2.0%
$475	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$485,621
500	McMinn County, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	506,695
150	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	149,881
		$1,142,197
Insured-Cogeneration — 1.8%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$1,036,850
		$1,036,850
Insured-Education — 4.2%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,014,430
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,428,620
		$2,443,050
Insured-Electric Utilities — 16.4%
$650	Bristol, Electric Revenue, (AMBAC), 4.75%, 9/1/24	$667,140
1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18 (4)	1,215,570
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	548,325
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,043,230
1,750	Madison County, Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,762,390
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,041,980
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,319,180
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	1,046,200
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (5)	835,860
		$9,479,875
Insured-Escrowed / Prerefunded — 12.1%
$500	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$530,435
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	265,323
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,539,450
825	Knox County, Health and Educational Facilities Authority, (Covenant Health), (FSA) Prerefunded to 1/01/13, 5.00%, 1/1/26	868,205

2

$1,370	Memphis-Shelby County, Sports Authority, Inc., (Memphis Arena), (AMBAC), Prerefunded to 11/1/12, 5.125%, 11/1/29	$1,452,912
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	534,115
250	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	265,663
1,500	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,563,300
		$7,019,403
Insured-General Obligations — 8.5%
$1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	$852,250
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,421,575
500	Lincoln County, (FGIC), 5.25%, 4/1/21	557,135
700	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27 (1)(2)	807,366
250	Putnam County, (FGIC), 5.25%, 4/1/20	277,530
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	997,820
		$4,913,676
Insured-Hospital — 1.2%
$675	Knox County, Health and Educational Facilites Authority, (Covenant Health), (FSA), 5.00%, 1/1/26	$695,000
		$695,000
Insured-Lease Revenue / Certificates of Participation — 2.8%
$500	Blount County, Public Building Authority, (XLCA), 4.50%, 6/1/37	$489,120
1,020	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (5)	1,116,220
		$1,605,340
Insured-Pooled Loans — 1.8%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$1,035,810
		$1,035,810
Insured-Special Tax Revenue — 2.4%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$870,990
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	533,978
		$1,404,968
Insured-Transportation — 5.6%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,584,510
1,000	Memphis-Shelby County, Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	1,032,530
570	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (5)	648,603
		$3,265,643

3

Insured-Water and Sewer — 25.8%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,082,760
1,000	Hallsdale-Powell, Utility District, (FGIC), 5.00%, 4/1/31	1,050,270
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, (MBIA), 5.00%, 9/1/34	1,560,450
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	926,205
1,000	Knoxville, Waste Water System, (MBIA), 4.00%, 4/1/40	882,650
875	Knoxville, Waste Water System, (MBIA), 4.75%, 4/1/32	891,284
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,028,010
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,067,470
1,500	Rutherford County, Consolidated Utility District, (FSA), 5.00%, 2/1/31	1,573,545
1,270	West Wilson Utility District, Waterworks, (MBIA), 4.00%, 6/1/32	1,154,849
1,250	West Wilson Utility District, Waterworks, (MBIA), 4.25%, 6/1/36	1,173,663
2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34 (6)	2,130,480
465	White House Utility District, Robertson and Sumner Counties, (MBIA), 4.25%, 1/1/32	441,499
		$14,963,135
Other Revenue — 3.8%
$2,000	Tennessee Energy Acquisition Corp., 5.25%, 9/1/26 (5)	$2,182,180
		$2,182,180
Total Tax-Exempt Investments — 102.8% (identified cost $56,889,441)		$59,594,862
Other Assets, Less Liabilities — (2.8)%		$(1,597,540)
Net Assets — 100.0%		$57,997,322

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 80.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 35.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $1,254,793 or 2.2% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.
(3)	When-issued security.
(4)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/07	81 U.S. Treasury Bond	Short	$(8,838,841)	$(8,839,125)	$(284)

Interest Rate Swaps

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,400,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August l6, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open swap contracts of $23,443 on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,400,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $26,204 on May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

5

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$53,790,368
Gross unrealized appreciation	$2,902,824
Gross unrealized depreciation	(158,330)
Net unrealized appreciation	$2,744,494

6

Eaton Vance Virginia Municipals Fund                                                                                              as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.9%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$778,392
2,920	Virginia College Building Authority, 4.75%, 9/1/35	2,970,866
		$3,749,258
Electric Utilities — 1.7%
$2,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (1)	$2,138,740
		$2,138,740
General Obligations — 2.8%
$1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	$1,470,773
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,090,160
		$3,560,933
Hospital — 13.9%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,306,565
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,577,955
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,110,400
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23 (1)	5,300,550
1,850	Henrico County, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,943,776
500	Prince William County Industrial Development Authority, 5.20%, 10/1/30	516,795
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,043,970
3,000	Stafford County, Economic Development Authority, (Medicorp Health System), 5.25%, 6/15/37	3,111,360
		$17,911,371
Housing — 7.6%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,868,300
1,865	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,934,191
3,000	Virginia Housing Development Authority, 4.75%, 7/1/22	3,006,510
		$9,809,001

1

Industrial Development Revenue — 4.6%
$1,250	James City County Industrial Development Authority, (Anheuser Busch), (AMT), 6.00%, 4/1/32	$1,264,300
2,265	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	2,398,114
2,230	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	2,228,238
		$5,890,652
Insured-Education — 5.9%
$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	$7,565,604
		$7,565,604
Insured-Electric Utilities — 2.7%
$2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	$2,340,408
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,116,870
		$3,457,278
Insured-Escrowed/Prerefunded — 6.4%
$495	Puerto Rico Electric Power Authority, (FSA), Prerefunded 7/1/10, 5.25%, 7/1/29 (1)	$521,198
3,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	3,158,780
750	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	811,678
1,000	Richmond, Public Utilities, (FSA), Prefunded to 1/15/12, 5.00%, 1/15/27	1,047,580
2,500	Virginia Resource Authority Infrastructure Revenue, (MBIA), Prerefunded to 5/1/11, 5.50%, 5/1/26	2,671,500
		$8,210,736
Insured-General Obligations — 4.3%
$710	Fairfax, (MBIA), 4.50%, 1/15/36	$704,881
2,350	Harrisonburg, (FSA), 4.25%, 2/1/33	2,248,903
1,000	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27 (2)(3)	1,153,380
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)	1,362,896
		$5,470,060
Insured-Hospital — 7.5%
$2,465	Harrisonburg, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$2,408,034
1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	1,796,805
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,401,900
		$9,606,739

2

Insured-Housing — 2.9%
$3,600	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36 (1)	$3,753,915
		$3,753,915
Insured-Lease Revenue / Certificates of Participation — 10.0%
$900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	$952,083
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)	1,969,800
4,250	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	4,164,957
5,965	Westmoreland County Industrial Development Authority, Lease Revenue, (MBIA), 4.50%, 11/1/36	5,817,486
		$12,904,326
Insured-Other Revenue — 3.9%
$5,000	Richmond, Public Utilities, (MBIA), 4.50%, 1/15/33	$4,958,450
		$4,958,450
Insured-Pooled Loans — 1.6%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$255,485
1,740	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,818,613
		$2,074,098
Insured-Special Tax Revenue — 0.3%
$1,070	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$413,737
		$413,737
Insured-Transportation — 15.7%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, District, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,800,250
1,000	Metropolitan Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	1,027,230
1,000	Metropolitan Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	1,039,950
3,255	Metropolitan Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27	3,448,705
1,000	Norfolk, Airport Authority, (FGIC), 5.125%, 7/1/31	1,029,730
3,040	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	3,459,216
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,352,439
		$20,157,520

3

Insured-Water and Sewer — 2.5%
$1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,131,810
1,000	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	1,011,430
1,000	Upper Occoquan, Sewer Authority, (MBIA), 5.15%, 7/1/20	1,098,550
		$3,241,790
Other Revenue — 9.1%
$7,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$492,590
6,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	225,000
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,323,263
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	3,192,810
15,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	1,636,500
1,500	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,470,255
3,000	Tobacco Settlement Financing Corp., Prerefunded to 6/1/15, 5.625%, 6/1/37 (1)	3,321,660
		$11,662,078
Senior Living / Life Care — 2.0%
$500	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$508,800
1,000	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,012,580
1,000	Virginia Beach, Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,030,310
		$2,551,690
Special Tax Revenue — 0.2%
$300	Heritage Hunt, Community Development Authority, 6.85%, 3/1/19	$303,483
		$303,483
Water and Sewer — 6.1%
$4,250	Fairfax County, Water Authority, 5.00%, 4/1/21 (4)	$4,648,183
2,795	Fairfax County, Water Authority, 5.25%, 4/1/27	3,189,207
		$7,837,390
Total Tax-Exempt Investments — 114.6% (identified cost $139,756,651)		$147,228,849
Other Assets, Less Liabilities — (14.6)%		$(18,765,834)
Net Assets — 100.0%		$128,463,015

4

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 55.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 31.4% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $1,153,380 or 0.9% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	391 U.S. Treasury Bond	Short	$(42,678,725)	$(42,667,875)	$10,850

Interest Rate Swaps

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,950,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August l6, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open swap contracts of $49,398 on May 31, 2007.

At May 31, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,950,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate

5

swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $55,215 on May 31, 2007.

At May 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$120,531,135
Gross unrealized appreciation	$7,887,741
Gross unrealized depreciation	(440,027)
Net unrealized appreciation	$7,447,714

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	July 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	July 25, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2007